Cover	Aug. 28, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2025
Entity File Number	001-39341
Entity Registrant Name	NUKKLEUS INC.
Entity Central Index Key	0001787518
Entity Tax Identification Number	38-3912845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	575 Fifth Avenue, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	791-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NUKK
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Trading Symbol	NUKKW
Security Exchange Name	NASDAQ